Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans	$ 27,423,897	$ 28,348,002	$ 29,695,487
Investment securities	2,636,799	3,476,721	3,743,688
Other	315,242	506,753	434,261
Total Interest Income	30,375,938	32,331,476	33,873,436
Interest Expense
Deposits	5,778,263	9,628,133	15,381,190
Federal Home Loan Bank advances	2,164,259	2,988,548	3,152,354
Subordinated debentures	610,929	1,023,783	1,023,783
Securities sold under agreements to repurchase	1,057,517	1,166,415	969,258
Total Interest Expenses	9,610,968	14,806,879	20,526,585
Net Interest Income	20,764,970	17,524,597	13,346,851
Provision for Loan Losses	3,350,000	5,200,000	6,900,000
Net Interest Income After Provision for Loan Losses	17,414,970	12,324,597	6,446,851
Noninterest Income
Service charges	1,315,333	1,552,623	1,802,288
Other fees	28,282	33,705	52,233
Gain on investment securities	1,505,915	275,125	689,769
Gain on sale of loans	1,345,334	1,749,857	1,443,385
Loss on foreclosed assets	(800,250)	(492,542)	(523,557)
Other income	1,090,615	1,160,585	775,360
Total Noninterest Income	4,485,229	4,279,353	4,239,478
Noninterest Expense
Salaries and employee benefits	8,886,713	8,636,515	7,952,105
Occupancy	1,660,802	1,704,790	1,806,100
FDIC deposit insurance premiums	942,056	1,220,589	1,520,551
Data processing	529,940	454,611	423,205
Advertising	300,000	300,000	316,666
Prepayment penalty on repurchase agreements	1,531,000	0	0
Other expense	3,510,944	3,213,422	3,142,983
Total Noninterest Expenses	17,361,455	15,529,927	15,161,610
Income (Loss) Before Income Taxes	4,538,744	1,074,023	(4,475,281)
Provision (Credit) for Income Taxes	703,105	(56,748)	(2,134,563)
Net Income (Loss)	3,835,639	1,130,771	(2,340,718)
Preferred Stock Dividends and Discount Accretion	1,125,563	1,125,563	1,031,766
Net Income (Loss) Available to Common Shareholders	$ 2,710,076	$ 5,208	$ (3,372,484)
Basic Income (Loss) Per Common Share (in dollars per share)	$ 1.01	$ 0	$ (1.29)
Diluted Income (Loss) Per Common Share (in dollars per share)	$ 1.01	$ 0	$ (1.29)